Movement of Allowance for Doubtful Accounts (Detail) - Allowance for Doubtful Accounts, Current - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 2,184	$ 1,043	$ 599
Charge to expenses	2,853	1,417	474
Reversal	(84)	(166)
Exchange difference	238	(110)	(30)
Balance at end of the year	$ 5,191	$ 2,184	$ 1,043